Income Taxes (Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits beginning balance	$ 998	$ 791	$ 665
Increases relating from tax positions taken during current	200	241	126
Increases/ (Decreases) relating from tax positions from prior years	144	(34)	0
Gross unrecognized tax benefits ending balance	$ 1,342	$ 998	$ 791